Corporate general and administrative expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Corporate general and administrative expenses [abstract]
Salaries and benefits	$ 2,173	$ 2,153
Directors' fees	269	251
Share-based payments	1,930	1,237
Professional fees	477	639
Office and general	1,802	1,075
Corporate general and administrative expenses	$ 6,651	$ 5,355